Cover	Aug. 11, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 11, 2021
Entity Registrant Name	CLOVER HEALTH INVESTMENTS, CORP. /DE
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39252
Entity Tax Identification Number	98-1515192
Entity Address, Address Line One	725 Cool Springs Boulevard
Entity Address, Address Line Two	Suite 320
Entity Address, City or Town	Franklin
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37067
City Area Code	201
Local Phone Number	432-2133
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001801170
Common Class A
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	CLOV
Security Exchange Name	NASDAQ
Unit Of Redeemable Warrant
Document Information [Line Items]
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Trading Symbol	CLOVW
Security Exchange Name	NASDAQ